Income Taxes - Provision for Income Taxes (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
- Hong Kong	$ 160	$ 147	$ 138
- Other countries	680	632	591
Income Tax Expense (Benefit)	$ 840	$ 779	$ 729